Unaudited Condensed Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2020 CNY (¥)
Operating activities:
Net (loss) income	¥ (43,325)	$ (6,309)	¥ (243,224)	¥ 819,980	$ 115,269	¥ (569,202)	¥ (1,533,641)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Share-based compensation	2,307		399	9,771	1,374	15,806	16,045
Depreciation and amortization				27,399	3,852	79,259	263,038
Loss from disposal of property, plant and equipment and intangible assets				11,972	1,683	30,173	468,980
Accretion of interest expense				1,222	172	1,988	214
Fair value change of contingent earn-out liabilities							(97,417)
Deferred rent						(214,557)	(201,127)
Writing off doubtful accounts						150,155
Impairment loss	10,474	1,525	100,156	100,156	14,080	199,575	846,766
Inducement expenses				423,686	59,561
Gains from deconsolidation of VIE’s subsidiaries				(1,554,450)	(218,521)
Debt extinguishment loss						41,964
Changes in operating assets and liabilities:
Accounts receivable				(391)	(55)	1,573	(644)
Amounts due from related parties				201	28	(33)	5,419
Prepaid rent and deposit				234	33	37,623	146,913
Advances to suppliers				(4,743)	(667)	9,595	47,985
Other current assets				59,240	8,328	23,460	44,756
Other assets				(849)	(119)	47,577	(51,187)
Accounts payable				90,736	12,755	25,800	115,201
Amounts due to related parties				97	14	(6,594)	3,473
Deferred revenue				(40,669)	(5,717)	(18,631)	(127,947)
Deposits from tenants				(25,930)	(3,645)	(16,406)	(161,525)
Accrued expenses and other current liabilities				42,749	6,010	51,214	269,539
Cash and cash equivalents	2,276			2,772		16,317	22,879
Restricted cash	106	15		106	15	2,935	8,887
Total cash, cash equivalents and restricted cash	2,382		8,097	2,878		19,252	31,766
Net cash used in operating activities	(25,478)	(3,713)	(27,545)	(39,589)	(5,565)	(109,661)	54,841
Investing activities:
Purchases of property and equipment						(2)	(99,172)
Payment for asset acquisition						(6,484)	(39,498)
Acquisition of non-controlling interest				(9,800)	(1,378)
Disposal of cash in deconsolidated subsidiaries, VIE and VIE’s subsidiaries				(1,668)	(234)
Net cash used in investing activities				(11,468)	(1,612)	(6,486)	(138,670)
Financing activities:
Proceeds from IPO, net off issuance cost							289,027
Proceeds from issuance of convertible notes			17,832	20,007	2,813	113,236	163,565
Proceeds from short-term borrowings	25,527	3,717
Payment for repurchase of ADS from certain investors into treasury shares							(248,859)
Proceeds from short-term bank borrowings				6,544	920	39,652	351,046
Repayment of short-term bank borrowings						(4,500)	(65,000)
Proceeds from long-term bank borrowings						75,329	150,000
Repayment of long-term bank borrowings						(37,090)	(122,548)
Proceeds from rental instalment loans							258,097
Repayment of rental instalment loans			(1,300)	(1,976)	(278)	(85,026)	(924,171)
Proceeds from capital lease and other financing arrangement payable							65,415
Repayment of capital lease and other financing arrangement payable							(51,496)
Proceeds from borrowings from related parties				4,734	665
Net cash provided by financing activities	25,527	3,717	16,532	29,309	4,120	101,601	(134,924)
Effect of foreign exchange rate changes	(545)	(63)	(142)	5,374	756	2,032	(295)
Net decrease in cash, cash equivalents and restricted cash	(496)	(59)	(11,155)	(16,374)	(2,301)	(12,514)	(219,048)
Cash, cash equivalents and restricted cash at the beginning of the period	2,878	405	19,252	19,252	2,706	31,766	250,814
Cash, cash equivalents and restricted cash at the end of the period	2,382	346	8,097	2,878	405	19,252	31,766
Supplemental schedule of non-cash investing and financing activities:
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	547,440	79,713
Supplemental disclosure of cash flow information:
Interest paid, net of amounts capitalized						(1,017)	(16,628)
Income taxes paid			¥ 4	(4)	0	(3)	(90)
Purchases of property and equipment included in payables							(97,835)
Acquisition of rental assets financed by ADS							(22,540)
Asset acquisition financed by payables and ADS							(455,541)
Asset acquisition settled by ordinary shares						(164,256)
Payment of debt extinguishment cost by ordinary shares						(41,961)
Convertible note converted into ordinary shares				(333,679)	(46,908)
Short-term borrowings settled by ordinary shares				(217,477)	(30,572)
Short-term borrowings settled by transfer of treasury stocks				(6,497)	(913)
Conversion of Series Anon-redeemable preferred shares and mezzanine into ordinary shares							(1,425,478)
Issuance of convertible notes to repurchase ADS from an investor							¥ 49,251